Employee benefit plans	12 Months Ended
Dec. 31, 2025
Employee benefit plans
Employee benefit plans

19.Employee benefit plans

General

The Company recognizes pension costs and related pension liabilities for current and future benefits to qualified current and former employees of the Company. The Company’s pension plans are structured in accordance with the differing legal, economic, and fiscal circumstances in each country. The Company currently has two types of plans, defined benefit and defined contribution plans. In general, plan benefits in defined benefit plans are based on all or a portion of the employees’ years of services and final salary. Plan benefits in defined contribution plans are determined by the amount of contribution by the employee and the employer, both of which may be limited by legislation, and the returns earned on the investment of those contributions.

Upon retirement under defined benefit plans, the Company is required to pay defined benefits to former employees when the defined benefits become due. Defined benefit plans may be funded or unfunded. The Company has five major defined benefit plans, one funded plan in the U.S. and one in France, one unfunded plan in Germany and two in France. The Company signed a resolution to spin-off the liabilities and assets of the Fresenius Medical Care North America Retirement Plan for all active participants employed in Puerto Rico into a new plan, the Fresenius Medical Care Puerto Rico Retirement Plan, effective December 31, 2025. Under this new plan, the Company will remain obligated to fund the plan after the spin-off. Due to the Conversion, the unfunded plan in Germany also comprises the benefit obligations of former board members of Management AG as well as of active board members which were appointed to the Management Board before January 1, 2019 in the amount of €55,434 and €60,381 as of December 31, 2025 and 2024. The plan which was funded by insurance contracts comprised the benefit obligations of active board members which were appointed to the Management Board after January 1, 2019 in the amount of €4,137 as of December 31, 2024. This plan was settled in 2025 through an early payment of the entitlements resulting in no remaining benefit obligations as of December 31, 2025.

Actuarial assumptions generally determine benefit obligations under defined benefit plans. The actuarial calculations require the use of estimates. The main factors used in the actuarial calculations affecting the level of the benefit obligations are: assumptions on life expectancy, the discount rate, and future salary and benefit levels. Under the Company’s funded plans, assets are set aside to meet future payment obligations. An estimated return on the plan assets is recognized as income in the respective period. Actuarial gains and losses are generated when there are variations in the actuarial assumptions and by differences between the actual and the estimated projected benefit obligations and the return on plan assets for that year. The Company’s pension liability is impacted by these actuarial gains or losses.

Under defined contribution plans, the Company pays defined contributions to an independent third party as directed by the employee during the employee’s service life, which satisfies all obligations of the Company to the employee. The employee retains all rights to the contributions made by the employee and to the vested portion of the Company–paid contributions upon leaving the Company. The Company has a defined contribution plan in the U.S.

Defined benefit pension plans

During the first quarter of 2002 FMCH, the Company’s U.S. subsidiary, curtailed its defined benefit and supplemental executive retirement plans. Under the curtailment amendment for substantially all employees eligible to participate in the plan, benefits have been frozen as of the curtailment date and no additional defined benefits for future services will be earned. The Company has retained all employee benefit obligations as of the curtailment date. Each year FMCH contributes at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. In 2025, FMCH did not have a minimum funding requirement. The Company voluntarily provided €54,955 to the defined benefit plan. Expected funding for 2026 is €6,106.

On December 4, 2025, an annuity purchase transaction, commonly known as a “buy-in”, was executed for the main defined benefit pension plan in the U.S. covering the majority of the pension obligations. Through this transaction, the main defined benefit plan in the U.S. is largely insured against investment, longevity, interest rate, and inflation risks. Future pension obligations will be funded by the insurer’s annuity payments and the annuity policies are held as an asset of the pension plan. After the buy-in transaction, the Company retains the legal responsibility to pay all covered pension benefit payments. As such, the plan liabilities remain on the Company’s consolidated balance sheets alongside the corresponding pension assets.

The Company paid contributions to the plan in Germany which was funded by insurance contracts as defined in the pension plan of €792 in 2025. Due to the settlement of this plan in 2025, no further funding is expected for 2026.

The benefit obligation for all defined benefit plans at December 31, 2025 and 2024, including funded and unfunded obligations, are presented in the following table:

Benefit obligation for defined benefit plans
in € K
	2025	2024
Partially funded obligations
U.S. plan	304,184	338,757
French plan	5,639	5,780

Funded obligations by insurance contracts
German plan	—	4,137

Unfunded obligations
German plan	498,282	557,185
French plans	10,232	11,212

Total benefit obligations	818,337	917,071

Controlling and managing the administration of the plan in the U.S. was delegated by the Company to an administrative committee. This committee has the authority and discretion to manage the assets of the fund and to approve and adopt certain plan amendments. The board of directors of National Medical Care, Inc., a subsidiary of the Company, reserves the right to approve or adopt all major plan amendments, such as termination, modification or termination of the future benefit accruals, and plan mergers with other pension plans.

Related to defined benefit plans, the Company is exposed to certain risks. Besides general actuarial risks, such as longevity and interest rate risks, the Company is exposed to market risk as well as to investment risk.

The following table shows the changes in benefit obligations, the changes in plan assets, the net funded position, and the net liability of the pension plans. Benefits paid as shown in the changes in benefit obligations represent payments made from both the funded and unfunded plans while the benefits paid as shown in the changes in plan assets include only benefit payments from the Company’s funded benefit plans.

Net pension liability
in € K
	2025	2024
Change in benefit obligation:
Benefit obligation at beginning of year	917,071	890,025
Foreign currency translation (gains) losses	(39,423)	20,472
Current service cost	23,755	28,748
Past service cost	(1,678)	(481)
Interest cost	37,980	37,304
(Gains) losses from settlement	216	—
Transfer of plan participants	(1,063)	18
Actuarial (gains) losses arising from changes in financial assumptions	(75,217)	(19,944)
Actuarial (gains) losses arising from changes in demographic assumptions	5	17
Actuarial (gains) losses arising from experience adjustments	(1,572)	(185)
Remeasurements	(76,784)	(20,112)
Benefits paid	(36,899)	(38,903)
Settlements paid	(4,838)	—

Benefit obligation at end of year	818,337	917,071

Change in plan assets:
Fair value of plan assets at beginning of year	259,832	255,772
Foreign currency translation gains (losses)	(31,103)	15,547
Interest income from plan assets	13,135	13,169
Actuarial gains (losses) arising from experience adjustments	(4,322)	(4,122)
Actual return on plan assets	8,813	9,047
Employer contributions	55,746	7,968
Benefits paid	(25,059)	(28,502)
Settlements paid	(4,622)	—
Fair value of plan assets at end of year	263,607	259,832
Net funded position at end of year	554,730	657,239
Benefit plans offered by other subsidiaries	35,954	35,399
Net pension liability at end of year	590,684	692,638

For the years 2025 and 2024, there were no effects from the asset ceiling.

At December 31, 2025, the weighted average duration of the defined benefit obligation was 14 years (2024: 15 years).

Pension assets and liabilities related to benefit plans offered by the Company and its subsidiaries as of December 31, 2025 and 2024 are presented in the following table:

Pension plan assets and liabilities
in € K
	2025	2024
Pension plan liabilities
U.S. plan	40,650	83,148
German plan	498,282	557,185
French plans	15,798	16,906
Total	554,730	657,239
Thereof current(1)	15,096	12,876
Thereof non-current(2)	539,634	644,363

Benefit plans offered by other subsidiaries
Pension assets (3)	(1,143)	(531)
Current pension liabilities(1)	1,924	1,620
Non-current pension liabilities(2)	35,173	34,310
Total other pension liabilities, net	35,954	35,399
(1)	Recorded in the line item “Current provisions and other current liabilities” in the consolidated balance sheets.
(2)	Recorded in non-current liabilities as “Pension liabilities” in the consolidated balance sheets.
(3)	Recorded as “Other non-current assets” in the consolidated balance sheets.

Non-current pension liabilities were €574,807 and €678,673 at December 31, 2025 and 2024, respectively. The decrease was mainly attributable to an actuarial gain arising from changes in financial assumptions, which is recognized in the line item “actuarial gain (loss) on defined benefit pension plans” within the consolidated statements of comprehensive income. For the German benefit plan, which accounts for a substantial part of the pension liability, an interest rate of 4.50% was applied as of December 31, 2025 (December 31, 2024: 3.70%).

Approximately 62% of the beneficiaries are located in the U.S. and 9% in France, with the majority of the remaining 29% located in Germany.

The discount rates for all plans are based upon yields of portfolios of highly rated debt instruments with maturities that mirror each plan’s benefit obligation. The Company’s discount rates at December 31, 2025 and 2024 are the weighted average of these plans based upon their benefit obligations.

The following weighted-average assumptions were utilized in determining benefit obligations at December 31, 2025 and 2024:

Weighted average assumptions
in %
	2025	2024

Discount rate	4.85	4.39
Rate of compensation increase	3.18	3.18
Rate of pension increase	2.00	2.00

Sensitivity analysis

Increases and decreases in principal actuarial assumptions by 0.5 percentage points would affect the pension liability at December 31, 2025 as follows:

Sensitivity analysis
in € K
	0.5% increase	0.5% decrease

Discount rate	(54,284)	61,260
Rate of compensation increase	7,985	(7,825)
Rate of pension increase	31,332	(28,619)

An increase of the mortality rate of 10% would reduce the pension liability by €18,686, while a decrease of 10% would increase the pension liability by €20,864 as of December 31, 2025.

The sensitivity analysis was calculated based on the average duration of the pension obligations determined at December 31, 2025. The calculations were performed isolated for each significant actuarial parameter, in order to show the effect on the fair value of the pension liability separately.

The sensitivity analysis for compensation increases and for pension increases excludes the U.S. pension plan because it is frozen and therefore is not affected by changes from these two actuarial assumptions.

The defined benefit pension plans’ net periodic benefit costs are comprised of the following components for the years ended December 31, 2025, 2024 and 2023:

Components of net periodic benefit cost
in € K
	2025	2024	2023

Service cost	23,755	28,748	32,399
Net interest cost	24,845	24,135	23,721
Prior service cost	(1,678)	(481)	(538)
(Gains) losses from settlements	216	—	—
Net periodic benefit costs	47,138	52,402	55,582

Service cost and net interest cost are allocated as personnel expense within costs of revenues, selling, general and administrative expense, or R&D expense depending upon the area in which the beneficiary is employed. The gain from settlement is included in selling, general and administrative expense.

The following weighted-average assumptions were used in determining net periodic benefit cost for the years ended December 31, 2025, 2024, and 2023:

Weighted average assumptions
in %
	2025	2024	2023

Discount rate	4.39	4.22	4.86
Rate of compensation increase	3.18	3.18	3.22
Rate of pension increase	2.00	2.00	2.00

Expected benefit payments are as follows:

Defined benefit pension plans: cash outflows
in € K
	2025	2024

1 year	37,456	37,074
1 - 3 years	79,346	82,307
3 - 5 years	85,408	90,462
5 - 10 years	234,397	249,343
Total	436,607	459,186

Plan Assets

The following table presents the fair values of the Company´s pension plan assets at December 31, 2025 and 2024:

Fair values of plan assets
in € K
		Quoted prices				Quoted prices
		in active				in active
		markets for	Significant	Significant		markets for	Significant	Significant
		identical	observable	unobservable		identical	observable	unobservable
Asset category	Total	assets	inputs	inputs	Total	assets	inputs	inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)	(Level 3)

		2025				2024
Equity investments
Index funds(1)	—	—	—	—	73,272	9,570	63,702	—

Fixed income investments
Government securities(2)	—	—	—	—	190	19	171	—
Corporate bonds(3)	—	—	—	—	171,860	—	171,860	—
Other bonds(4)	—	—	—	—	6,668	—	331	6,337
U.S. treasury money market funds(5)	60,741	60,741	—	—	3,619	3,619	—	—

Other types of investments
Cash, money market and mutual funds(6)	73	73	—	—	4,223	86	4,137	—
Annuity buy-in contract(7)	202,793	—	—	202,793	—	—	—	—
Total	263,607	60,814	—	202,793	259,832	13,294	240,201	6,337
(1)	This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index, and the MSCI EAFE Index.
(2)	This category comprises fixed income investments by the U.S. government and government sponsored entities.
(3)	This category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4)	This category comprises private placement bonds as well as collateralized mortgage obligations.
(5)	This category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6)	This category represents cash, money market funds, and mutual funds comprised of high grade corporate bonds.
(7)	This category comprises an annuity buy-in insurance contract.

The methods and inputs used to measure the fair value of plan assets at the balance sheet date are as follows:

●	Common stocks are valued at their market prices.
●	Index funds are valued based on market quotes.
●	Government bonds are valued based on both market prices and market quotes.
●	Corporate bonds and other bonds are valued based on market quotes.
●	Cash is stated at nominal value which equals the fair value.
●	U.S. Treasury money market funds as well as other money market and mutual funds are valued at their market price.
●	The fair value of the annuity buy-in contract is deemed equivalent to the total accumulated benefit obligation as the future plan obligation payments will be covered by the annuity contract.

Plan investment policy and strategy in the U.S.

The Company periodically reviews the assumptions for long-term expected return on pension plan assets. As part of the assumptions review, a range of reasonable expected investment returns for the pension plan as a whole was determined based on an analysis of expected future returns for each asset class weighted by the allocation of the assets. The range of returns developed relies both on forecasts, which include the actuarial firm’s expected long-term rates of return for each significant asset class or economic indicator, and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class.

Historically, the Company´s overall investment strategy is to achieve a mix of approximately 99% of investments for long-term growth and income and 1% in cash or cash equivalents. Investment income and cash or cash equivalents are used for near-term benefit payments. Investments are governed by the plan investment policy and include well diversified index funds or funds targeting index performance. The total portfolio will be measured against a custom index that reflects the asset class benchmarks and the target asset allocation. The plan investment policy does not allow investments in securities of the Company or other related party securities.

As of December 31, 2025, the plan assets were held in cash and cash equivalents in the amount of €60,741 and an annuity buy-in policy in the amount of €202,793 was recorded. Historically, the plan assets have been spread across fixed income and equity investments, however at year end these assets were liquidated into cash and cash equivalents to affect the above discussed buy-in transaction and the Puerto Rico retirement plan spin-off. Once the final allocation of assets to the Puerto Rico retirement plan is determined, the investment asset allocation for that specific pool of assets will be determined and implemented.

Defined contribution plans

Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $23.5 (€20.8) if under 50 years old ($31.0 (€27.4) if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee’s pay. The Company’s total expense under this defined contribution plan for the years ended December 31, 2025, 2024, and 2023, was €72,473, €76,552, and €71,750 respectively.

Additionally, the Company contributed for the years ended December 31, 2025, 2024, and 2023 €33,330, €31,072, and €29,787 to state pension plans.